Changes in Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract liability	₩ 133,384	₩ 183,813
Prepaid expenses	1,892,750	1,769,559	₩ 197,046
Long-term prepaid expenses	784,227	895,272	₩ 90,834
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract liability	23,063
Considerations allocated to handset sales revenue as contract assets	112,690	90,072
Considerations allocated to handset sales revenue as long-term contract assets	30,363	43,821
Prepaid expenses	1,695,704
Long-term prepaid expenses	693,393
Advance and unearned revenue	₩ 109,555
Increase (decrease) in prepaid expenses		1,577,992
Increase (decrease) in long-term prepaid expenses		799,607
Increase (decrease) in assets		2,503,025
Increase (decrease) in deferred tax assets		8,467
Increase (decrease) in contract liabilities		140,711
Increase (decrease) in long-term contract liabilities		43,102
Increase (decrease) in deferred tax liabilities		664,240
Increase (decrease) in receipts in advance and unearned revenue		156,880
Increase (decrease) in liabilities		691,173
Increase (decrease) in retained earnings		1,811,780
Increase (decrease) in capital surplus and others		4,596
Increase (decrease) in non-controlling interests		4,524
Increase (decrease) in revenues		85,801
Increase (decrease) in advertising expenses		51,204
Increase (decrease) in commission expenses		12,714
Increase (decrease) in operating expenses		66,137
Increase (decrease) in operating profit and profit before income tax		19,664
Increase (decrease) in profit		88,197
Increase (decrease) in income tax expense		₩ 68,533